Fair Value Measurements - Quantitative Information (Details)	Aug. 26, 2021	Feb. 07, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		5 years
Preferred Stock Warrants | Level 3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0
Preferred Stock Warrants | Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0053
Preferred Stock Warrants | Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.5000
Preferred Stock Warrants | Level 3 | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)			4 years 6 months
Private Warrants | Level 3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0		0
Private Warrants | Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0080		0.0118
Private Warrants | Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3340		1.3250
Private Warrants | Level 3 | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	4 years 9 months 18 days		4 years 6 months